UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00134

ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2013

Date of reporting period: February 28, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Risk Allocation Fund, Inc.

Portfolio of Investments

February 28, 2013 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 54.0%
Canada - 5.8%
Canadian Government Bond
3.00%, 12/01/36	CAD	7,798	$11,891,584
4.00%, 12/01/31		11,588	18,812,514

			30,704,098

France - 7.5%
France Government Bond OAT
Series OATI
2.10%, 7/25/23	EUR	25,555	39,615,317

Germany - 10.8%
Deutsche Bundesrepublik Inflation Linked Bond
1.50%, 4/15/16		6,010	8,452,943
1.75%, 4/15/20		31,365	48,068,541

			56,521,484

Italy - 4.5%
Italy Buoni Poliennali Del Tesoro
2.10%, 9/15/21		19,474	23,590,149

Turkey - 3.0%
Turkey Government Bond
3.00%, 2/23/22	TRY	13,466	8,807,354
4.50%, 2/11/15		11,627	7,116,696

			15,924,050

United States - 22.4%
U.S. Treasury Inflation Index
0.125%, 7/15/22 (TIPS)	U.S.$	25,233	27,479,866
0.625%, 7/15/21 (TIPS)		31,624	36,083,333
1.125%, 1/15/21 (TIPS) (a)		23,602	27,788,002
1.25%, 7/15/20 (TIPS)		22,385	26,692,208

			118,043,409

Total Inflation-Linked Securities (cost $284,431,522)			284,398,507

GOVERNMENTS - TREASURIES - 18.3%
Australia - 4.6%
Australia Government Bond
Series 124
5.75%, 5/15/21	AUD	20,085	24,257,510

New Zealand - 4.7%
New Zealand Government Bond
Series 521
6.00%, 5/15/21	NZD	25,510	24,682,274

Norway - 4.6%
Norway Government Bond
Series 474
3.75%, 5/25/21	NOK	125,510	24,373,519

	Principal Amount (000)	U.S. $ Value
Sweden - 4.4%
Sweden Government Bond
Series 1054
3.50%, 6/01/22	SEK 132,275	$23,208,153

Total Governments - Treasuries (cost $98,396,184)		96,521,456

	Shares
COMMON STOCKS - 10.1%
Financials - 2.1%
Capital Markets - 0.2%
Bank of New York Mellon Corp. (The)	3,600	97,704
BlackRock, Inc. Class A	500	119,875
Charles Schwab Corp. (The)	4,900	79,576
Daiwa Securities Group, Inc.	5,000	30,899
Deutsche Bank AG (REG)	1,890	86,287
Franklin Resources, Inc.	700	98,875
Goldman Sachs Group, Inc. (The)	900	134,784
Macquarie Group Ltd.	1,080	41,490
Morgan Stanley	4,800	108,240
Nomura Holdings, Inc.	7,200	41,306
State Street Corp.	2,100	118,839
UBS AG (b)	12,140	191,816

		1,149,691

Commercial Banks - 0.8%
Australia & New Zealand Banking Group Ltd.	5,280	154,409
Banco Bilbao Vizcaya Argentaria SA	10,600	102,686
Banco Espirito Santo SA (b)	3,960	4,733
Banco Santander SA	19,400	146,894
Bank Leumi Le-Israel BM (b)	5,800	20,621
Bank of Montreal	1,300	80,944
Bank of Nova Scotia	2,200	131,051
Bank of Yokohama Ltd. (The)	5,000	25,718
Barclays PLC	30,630	142,121
BB&T Corp.	2,800	85,008
BNP Paribas SA	1,900	106,275
BOC Hong Kong Holdings Ltd.	7,500	25,214
CaixaBank	8,480	34,713
Canadian Imperial Bank of Commerce	800	64,496
Chiba Bank Ltd. (The)	4,000	25,495
Commonwealth Bank of Australia	3,140	215,233
Credit Agricole SA (b)	7,190	67,083
Danske Bank A/S (b)	1,460	27,159
DBS Group Holdings Ltd.	4,000	48,641
DnB ASA	2,350	34,927
Erste Group Bank AG (b)	430	13,802
Hang Seng Bank Ltd.	1,500	24,142
HSBC Holdings PLC	35,770	396,177
Intesa Sanpaolo SpA	20,450	32,926
KBC Groep NV	510	18,837
Lloyds Banking Group PLC (b)	177,660	146,037
Mitsubishi UFJ Financial Group, Inc.	25,100	139,115
Mizuho Financial Group, Inc.	45,000	98,974

Company	Shares	U.S. $ Value
National Australia Bank Ltd.	4,410	$135,717
Natixis	9,720	40,220
Nordea Bank AB	5,190	59,874
Oversea-Chinese Banking Corp., Ltd.	5,000	40,666
PNC Financial Services Group, Inc.	1,500	93,585
Raiffeisen Bank International AG	230	8,670
Resona Holdings, Inc.	5,000	22,913
Royal Bank of Canada	2,800	173,824
Royal Bank of Scotland Group PLC (b)	22,530	110,364
Shizuoka Bank Ltd. (The)	2,000	19,878
Skandinaviska Enskilda Banken AB	3,110	32,300
Societe Generale SA (b)	1,710	65,183
Standard Chartered PLC	5,030	136,537
Sumitomo Mitsui Financial Group, Inc.	2,600	103,764
Sumitomo Mitsui Trust Holdings, Inc.	8,000	31,054
Svenska Handelsbanken AB	970	42,045
Swedbank AB	1,620	38,863
Toronto-Dominion Bank (The)	1,800	148,102
UniCredit SpA (b)	7,980	40,251
United Overseas Bank Ltd.	3,000	46,078
US Bancorp	3,700	125,726
Wells Fargo & Co.	10,100	354,308
Westpac Banking Corp.	6,020	188,855

		4,472,208

Consumer Finance - 0.1%
American Express Co.	2,000	124,300
Capital One Financial Corp.	1,500	76,545
Discover Financial Services	2,200	84,766

		285,611

Diversified Financial Services - 0.2%
Bank of America Corp.	21,200	238,076
Citigroup, Inc.	5,800	243,426
CME Group, Inc./IL-Class A	1,500	89,730
Exor SpA	1,050	29,297
Groupe Bruxelles Lambert SA	250	19,954
Hong Kong Exchanges and Clearing Ltd.	2,000	35,962
ING Groep NV (b)	7,540	60,364
Investment AB Kinnevik	650	14,798
Investor AB	1,180	34,482
JPMorgan Chase & Co.	7,600	371,792
McGraw-Hill Cos., Inc. (The)	800	37,240
ORIX Corp.	210	23,397

		1,198,518

Insurance - 0.5%
ACE Ltd.	1,100	93,929
Aegon NV	5,200	30,954
Aflac, Inc.	1,800	89,910
Ageas	300	10,192
AIA Group Ltd.	20,000	87,006
Allianz SE	900	122,703
Allstate Corp. (The)	2,100	96,642
American International Group, Inc. (b)	2,400	91,224
AMP Ltd.	13,880	77,466
AON PLC	1,700	103,853
Assicurazioni Generali SpA	2,300	37,109

Company	Shares	U.S. $ Value
Berkshire Hathaway, Inc. (b)	1,800	$183,888
Chubb Corp. (The)	1,100	92,433
CNP Assurances	397	5,900
Great-West Lifeco, Inc.	2,300	61,110
Manulife Financial Corp.	4,200	62,313
Mapfre SA	11,150	36,175
Marsh & McLennan Cos., Inc.	2,600	96,564
MetLife, Inc.	2,600	92,144
MS&AD Insurance Group Holdings	1,200	24,816
Muenchener Rueckversicherungs AG	520	93,277
NKSJ Holdings, Inc.	1,000	21,149
Power Financial Corp.	2,100	60,745
Prudential Financial, Inc.	1,500	83,355
Prudential PLC	8,680	128,835
QBE Insurance Group Ltd.	4,590	62,508
Sampo Oyj	830	30,603
Sony Financial Holdings, Inc.	1,272	20,055
Sun Life Financial, Inc.	1,700	47,493
Suncorp Group Ltd.	6,670	76,512
T&D Holdings, Inc.	2,050	24,291
Tokio Marine Holdings, Inc.	1,400	39,467
Travelers Cos., Inc. (The)	1,300	104,546
Vienna Insurance Group AG Wiener Versicherung Gruppe	110	5,562
Zurich Insurance Group AG (b)	500	136,512

		2,431,241

Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	1,200	93,120
Equity Residential	800	44,032
General Growth Properties, Inc.	4,500	86,130
HCP, Inc.	2,000	97,760
Japan Real Estate Investment Corp.	2	21,929
Link REIT (The)	4,500	24,057
Nippon Building Fund, Inc.	2	22,366
Public Storage	700	105,847
Simon Property Group, Inc.	600	95,316
Unibail-Rodamco SE	260	60,014
Ventas, Inc.	1,400	99,092
Westfield Group	6,080	69,479

		819,142

Real Estate Management & Development - 0.1%
Brookfield Asset Management, Inc.	1,500	56,887
CapitaLand Ltd.	7,000	21,991
CapitaMalls Asia Ltd.	6,000	10,045
Cheung Kong Holdings Ltd.	3,000	46,581
City Developments Ltd.	2,000	17,969
Daito Trust Construction Co., Ltd.	200	17,897
Daiwa House Industry Co., Ltd.	2,000	36,759
Global Logistic Properties Ltd.	9,000	18,459
Hang Lung Properties Ltd.	7,000	26,997
Henderson Land Development Co., Ltd.	3,000	20,986
Mitsubishi Estate Co., Ltd.	2,000	49,858
Mitsui Fudosan Co., Ltd.	2,000	50,872
New World Development Co., Ltd.	14,000	25,585
Sino Land Co., Ltd.	12,000	21,803
Sumitomo Realty & Development Co., Ltd.	1,000	33,807
Sun Hung Kai Properties Ltd.	3,000	46,348

Company	Shares	U.S. $ Value
Swire Pacific Ltd.	2,000	$25,876
Swire Properties Ltd.	4,000	14,998
Wharf Holdings Ltd.	3,000	26,260

		569,978

		10,926,389

Information Technology - 1.2%
Communications Equipment - 0.1%
Cisco Systems, Inc.	10,700	223,095
Motorola Solutions, Inc.	1,700	105,757
Nokia Oyj	7,380	26,818
QUALCOMM, Inc.	3,400	223,142
Telefonaktiebolaget LM Ericsson-Class B	5,930	72,089

		650,901

Computers & Peripherals - 0.2%
Apple, Inc.	1,900	838,660
Dell, Inc.	9,100	126,945
EMC Corp./MA (b)	4,100	94,341
Fujitsu Ltd.	6,000	27,559
Hewlett-Packard Co.	6,100	122,854
Toshiba Corp.	8,000	36,818

		1,247,177

Electronic Equipment, Instruments & Components - 0.1%
Corning, Inc.	6,500	81,965
Fujifilm Holdings Corp.	1,300	24,956
Hexagon AB	590	16,757
Hitachi Ltd.	9,000	50,445
Hoya Corp.	1,100	21,062
Keyence Corp.	100	28,153
Kyocera Corp.	300	26,097
Murata Manufacturing Co., Ltd.	400	25,762
TDK Corp.	500	17,240
TE Connectivity Ltd.	2,400	96,312

		388,749

Internet Software & Services - 0.2%
Dena Co., Ltd.	318	8,917
eBay, Inc. (b)	2,300	125,764
Facebook, Inc. (b)	3,750	102,187
Google, Inc.-Class A (b)	500	400,600
LinkedIn Corp. (b)	500	84,090
Yahoo! Japan Corp.	58	24,513
Yahoo!, Inc. (b)	5,600	119,336

		865,407

IT Services - 0.2%
Accenture PLC	1,300	96,668
Amadeus IT Holding SA	1,260	32,170
Automatic Data Processing, Inc.	1,500	92,040
CGI Group, Inc. (b)	1,000	26,424
Cognizant Technology Solutions Corp.-Class A (b)	1,300	99,801
International Business Machines Corp.	2,200	441,826
Mastercard, Inc.-Class A	200	103,564

Company	Shares	U.S. $ Value
NTT Data Corp.	7	$22,231
Visa, Inc.-Class A	1,000	158,640

		1,073,364

Office Electronics - 0.0%
Canon, Inc.	2,200	79,616
Ricoh Co., Ltd.	2,000	21,460

		101,076

Semiconductors & Semiconductor Equipment - 0.1%
ARM Holdings PLC	4,860	70,360
ASM Pacific Technology Ltd.	1,000	13,211
ASML Holding NV	639	45,354
Broadcom Corp.-Class A	2,600	88,686
Infineon Technologies AG	6,350	54,177
Intel Corp.	9,900	206,415
Mellanox Technologies Ltd. (b)	110	5,671
Texas Instruments, Inc.	3,100	106,547
Tokyo Electron Ltd.	500	23,207

		613,628

Software - 0.3%
Adobe Systems, Inc. (b)	2,800	110,040
Dassault Systemes SA	540	61,172
Intuit, Inc.	1,500	96,720
Microsoft Corp.	15,100	419,780
Nexon Co., Ltd.	1,700	15,390
Nintendo Co., Ltd.	200	19,348
Oracle Corp.	8,000	274,080
Oracle Corp. Japan	500	21,028
Salesforce.com, Inc. (b)	600	101,532
SAP AG	1,810	141,343
VMware, Inc.-Class A (b)	1,000	71,830

		1,332,263

		6,272,565

Consumer Discretionary - 1.1%
Auto Components - 0.1%
Aisin Seiki Co., Ltd.	800	28,953
Bridgestone Corp.	1,300	39,896
Cie Generale des Etablissements Michelin-Class B	660	58,786
Denso Corp.	1,000	42,000
Johnson Controls, Inc.	3,400	106,998
Magna International, Inc. (Toronto)-Class A	900	47,869
Nokian Renkaat OYJ	310	14,040
Toyota Industries Corp.	800	28,560

		367,102

Automobiles - 0.2%
Bayerische Motoren Werke AG	1,080	99,296
Daihatsu Motor Co., Ltd.	1,000	20,303
Daimler AG	1,790	106,328
Ford Motor Co.	8,600	108,446
Fuji Heavy Industries Ltd.	3,000	44,919
General Motors Co. (b)	3,600	97,740

Company	Shares	U.S. $ Value
Honda Motor Co., Ltd.	3,200	$119,676
Isuzu Motors Ltd.	4,000	24,583
Mazda Motor Corp. (b)	4,000	12,061
Nissan Motor Co., Ltd.	4,900	49,644
Suzuki Motor Corp.	1,000	23,908
Toyota Motor Corp.	5,400	277,342
Volkswagen AG	490	100,662
Volkswagen AG (Preference Shares)	250	54,378

		1,139,286

Distributors - 0.0%
Li & Fung Ltd.	8,000	10,698

Hotels, Restaurants & Leisure - 0.1%
Carnival Corp.	2,300	82,271
Compass Group PLC	10,950	132,665
Crown Ltd.	3,390	41,539
Galaxy Entertainment Group Ltd. (b)	7,000	29,329
Genting Singapore PLC	19,000	24,128
Las Vegas Sands Corp.	1,900	97,831
McDonald’s Corp.	2,000	191,800
OPAP SA	430	3,654
Oriental Land Co., Ltd./Japan	200	29,529
Sands China Ltd.	6,000	28,418
SKYCITY Entertainment Group Ltd.	1,230	4,317
Starbucks Corp.	1,800	98,676
Wynn Macau Ltd. (b)	8,000	21,156
Yum! Brands, Inc.	1,300	85,124

		870,437

Household Durables - 0.0%
Electrolux AB	780	19,851
Panasonic Corp.	4,300	30,936
Sekisui House Ltd.	2,000	23,157
Sony Corp.	2,000	29,171

		103,115

Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (b)	700	184,989
priceline.com, Inc. (b)	100	68,758
Rakuten, Inc.	2,299	19,872

		273,619

Leisure Equipment & Products - 0.0%
Nikon Corp.	900	20,220
Shimano, Inc.	300	21,533

		41,753

Media - 0.3%
British Sky Broadcasting Group PLC	8,000	102,947
CBS Corp.-Class B	2,600	112,814
Comcast Corp.	2,500	95,775
Comcast Corp.-Class A	4,200	167,118
Dentsu, Inc.	900	28,031
DIRECTV (b)	1,700	81,889
DISH Network Corp.-Class A	1,200	41,760
Jupiter Telecommunications Co., Ltd.	21	27,867

Company	Shares	U.S. $ Value
Liberty Global, Inc. (b) (c)	1,400	$96,446
News Corp.-Class A	3,500	100,800
News Corp.-Class B	3,500	102,410
Reed Elsevier NV	2,210	33,533
Singapore Press Holdings Ltd.	3,000	10,118
Sirius XM Radio, Inc. (c)	20,100	62,310
Thomson Reuters Corp.	1,800	54,999
Time Warner Cable, Inc.-Class A	900	77,751
Time Warner, Inc.	2,000	106,340
Viacom, Inc.-Class B	1,600	93,536
Walt Disney Co. (The)	3,300	180,147
WPP PLC	4,410	70,268

		1,646,859

Multiline Retail - 0.1%
Dollar General Corp. (b)	1,900	88,046
Macy’s, Inc.	2,200	90,420
PPR	330	73,772
Target Corp.	1,400	88,144

		340,382

Specialty Retail - 0.1%
Fast Retailing Co., Ltd.	100	27,451
Gap, Inc. (The)	2,400	79,008
Hennes & Mauritz AB-Class B	1,870	66,966
Home Depot, Inc. (The)	3,000	205,500
Inditex SA	430	57,484
Lowe’s Cos., Inc.	2,700	103,005
TJX Cos., Inc.	2,100	94,437

		633,851

Textiles, Apparel & Luxury Goods - 0.1%
Christian Dior SA	400	66,600
Cie Financiere Richemont SA	1,920	154,001
Coach, Inc.	1,600	77,328
Luxottica Group SpA	770	35,920
LVMH Moet Hennessy Louis Vuitton SA	500	85,801
NIKE, Inc.-Class B	1,800	98,028
VF Corp.	500	80,630

		598,308

		6,025,410

Industrials - 1.1%
Aerospace & Defense - 0.2%
BAE Systems PLC	13,330	71,611
Boeing Co. (The)	1,400	107,660
European Aeronautic Defence and Space Co. NV	1,650	84,110
General Dynamics Corp.	1,300	88,361
Honeywell International, Inc.	1,500	105,150
Lockheed Martin Corp.	1,000	88,000
Northrop Grumman Corp.	1,300	85,384
Precision Castparts Corp.	500	93,295
Raytheon Co.	1,600	87,312
Rolls-Royce Holdings PLC (b)	8,550	133,006
Safran SA	1,300	59,410
Singapore Technologies Engineering Ltd.	7,000	23,971

Company	Shares	U.S. $ Value
United Technologies Corp.	1,700	$153,935

		1,181,205

Air Freight & Logistics - 0.1%
Deutsche Post AG	3,970	88,872
FedEx Corp.	1,000	105,430
United Parcel Service, Inc.-Class B	1,400	115,710
Yamato Holdings Co., Ltd.	1,400	23,417

		333,429

Airlines - 0.0%
All Nippon Airways Co., Ltd.	11,000	22,542
Japan Airlines Co., Ltd. (b)	500	23,721
Singapore Airlines Ltd.	2,000	17,573

		63,836

Building Products - 0.0%
Asahi Glass Co., Ltd.	3,000	20,334
Assa Abloy AB	800	31,622
Cie de St-Gobain	1,630	64,765
Daikin Industries Ltd.	900	33,390
LIXIL Group Corp.	1,000	20,495

		170,606

Commercial Services & Supplies - 0.1%
Brambles Ltd.	9,010	80,392
Secom Co., Ltd.	400	20,535
Waste Management, Inc.	2,700	100,764

		201,691

Construction & Engineering - 0.0%
JGC Corp.	1,000	27,598
Vinci SA	1,260	58,084

		85,682

Electrical Equipment - 0.1%
ABB Ltd. (REG) (b)	8,240	187,464
Eaton Corp. PLC	1,900	117,743
Emerson Electric Co.	1,800	102,060
Mitsubishi Electric Corp.	4,000	32,533
Nidec Corp.	300	17,650
Schneider Electric SA	1,030	78,891
Sumitomo Electric Industries Ltd.	2,100	24,448

		560,789

Industrial Conglomerates - 0.2%
3M Co.	1,300	135,200
Danaher Corp.	1,600	98,560
Fraser and Neave Ltd. (d)(e)	3,000	22,868
General Electric Co.	21,200	492,264
Hutchison Whampoa Ltd.	4,000	43,054
Keppel Corp., Ltd.	3,000	28,110
Koninklijke Philips Electronics NV	2,050	57,915
Orkla ASA	1,830	14,981
Siemens AG	1,620	168,141

		1,061,093

Company	Shares	U.S. $ Value
Machinery - 0.2%
Alfa Laval AB	920	$21,340
Andritz AG	140	9,872
Atlas Copco AB	1,220	31,464
Atlas Copco AB-Class A	1,320	38,261
Caterpillar, Inc.	1,300	120,081
Cummins, Inc.	1,000	115,870
Deere & Co.	1,000	87,830
FANUC Corp.	400	61,679
Fiat Industrial SpA	3,460	41,940
Illinois Tool Works, Inc.	1,500	92,250
Komatsu Ltd.	1,800	45,328
Kone Oyj	310	25,011
Kubota Corp.	2,000	24,122
Makita Corp.	500	22,638
Mitsubishi Heavy Industries Ltd.	6,000	33,277
PACCAR, Inc.	1,000	47,430
Sandvik AB	1,980	32,049
SembCorp Marine Ltd.	3,000	10,821
SKF AB	1,160	28,452
SMC Corp./Japan	100	17,334
Volvo AB-Class B	2,740	40,966
Wartsila Oyj Abp	570	26,254

		974,269

Marine - 0.0%
AP Moeller - Maersk A/S	10	79,825

Professional Services - 0.0%
Experian PLC	6,990	115,643

Road & Rail - 0.1%
Canadian National Railway Co.	900	91,340
Canadian Pacific Railway Ltd.	600	72,989
Central Japan Railway Co.	284	27,599
CSX Corp.	4,200	96,348
East Japan Railway Co.	700	51,629
Hankyu Hanshin Holdings, Inc.	4,000	21,944
Kintetsu Corp.	6,000	25,230
MTR Corp., Ltd	6,000	24,811
Norfolk Southern Corp.	1,300	94,965
Odakyu Electric Railway Co., Ltd.	2,000	21,099
Tobu Railway Co., Ltd.	4,000	21,958
Tokyu Corp.	4,000	23,953
Union Pacific Corp.	900	123,399
West Japan Railway Co.	518	22,878

		720,142

Trading Companies & Distributors - 0.1%
ITOCHU Corp.	3,000	34,616
Marubeni Corp.	3,000	21,881
Mitsubishi Corp.	2,800	55,470
Mitsui & Co., Ltd.	3,400	50,332
Sumitomo Corp.	2,200	26,867
Toyota Tsusho Corp.	1,000	25,487
WW Grainger, Inc.	300	67,938

		282,591

Company	Shares	U.S. $ Value
Transportation Infrastructure - 0.0%
Abertis Infraestructuras SA	2,380	$41,736
Auckland International Airport Ltd.	1,830	4,284
Koninklijke Vopak NV	420	30,173
Transurban Group	5,210	32,704

		108,897

		5,939,698

Consumer Staples - 1.1%
Beverages - 0.2%
Anheuser-Busch InBev NV	1,580	148,069
Asahi Group Holdings Ltd.	900	22,723
Carlsberg A/S	210	21,582
Coca Cola Hellenic Bottling Co. SA (b)	400	10,910
Coca-Cola Amatil Ltd.	2,360	34,901
Coca-Cola Co. (The)	8,000	309,760
Diageo PLC	4,930	147,832
Heineken Holding NV	750	46,948
Heineken NV	610	45,456
Kirin Holdings Co., Ltd.	2,000	29,044
PepsiCo, Inc.	3,100	234,887
Pernod-Ricard SA	510	66,052
SABMiller PLC	2,820	139,906

		1,258,070

Food & Staples Retailing - 0.2%
Aeon Co., Ltd.	2,000	22,489
Carrefour SA	1,310	35,629
Colruyt SA	330	16,238
Costco Wholesale Corp.	900	91,161
CVS Caremark Corp.	2,600	132,912
Jeronimo Martins SGPS SA	430	8,571
Lawson, Inc.	300	22,313
Loblaw Cos. Ltd.	1,500	60,320
Seven & I Holdings Co., Ltd.	1,500	43,782
Sysco Corp.	2,800	90,048
Tesco PLC	20,310	113,700
Wal-Mart Stores, Inc.	3,700	261,886
Walgreen Co.	2,500	102,350
Wesfarmers Ltd.	1,980	82,857
Whole Foods Market, Inc.	600	51,372
Woolworths Ltd.	2,420	86,353

		1,221,981

Food Products - 0.3%
Ajinomoto Co., Inc.	1,000	13,259
Archer-Daniels-Midland Co.	3,100	98,766
Danone SA	1,140	78,973
General Mills, Inc.	2,200	101,750
HJ Heinz Co.	700	50,701
Kellogg Co.	1,700	102,850
Kerry Group PLC	300	16,826
Kraft Foods Group, Inc.	1,900	92,093
Mondelez International, Inc.	3,300	91,245
Nestle SA	6,500	453,768
Saputo, Inc.	600	29,696
Unilever NV	3,210	124,488
Unilever PLC	3,190	127,037

Company	Shares	U.S. $ Value
Wilmar International Ltd.	7,000	$20,005
Yakult Honsha Co., Ltd.	500	18,583

		1,420,040

Household Products - 0.1%
Colgate-Palmolive Co.	900	102,987
Kimberly-Clark Corp.	1,000	94,280
Procter & Gamble Co. (The)	5,400	411,372
Reckitt Benckiser Group PLC	2,040	136,800
Svenska Cellulosa AB-Class B	1,450	35,384
Unicharm Corp.	400	23,185

		804,008

Personal Products - 0.1%
Beiersdorf AG	960	83,553
Estee Lauder Cos., Inc. (The)-Class A	1,400	89,740
Kao Corp.	1,000	32,000
L’Oreal SA	480	71,605
Shiseido Co., Ltd.	800	10,608

		287,506

Tobacco - 0.2%
Altria Group, Inc.	4,000	134,200
British American Tobacco PLC	3,850	200,290
Japan Tobacco, Inc.	1,773	55,981
Philip Morris International, Inc.	3,400	311,950
Reynolds American, Inc.	2,100	91,728
Swedish Match AB	320	10,469

		804,618

		5,796,223

Health Care - 1.1%
Biotechnology - 0.1%
Alexion Pharmaceuticals, Inc.(b)	800	69,392
Amgen, Inc.	1,600	146,256
Biogen Idec, Inc. (b)	600	99,804
Celgene Corp. (b)	1,100	113,498
CSL Ltd.	1,350	82,729
Elan Corp. PLC (b)	990	11,134
Gilead Sciences, Inc. (b)	3,000	128,130
Regeneron Pharmaceuticals, Inc. (b)	500	83,500

		734,443

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories	3,200	108,128
Baxter International, Inc.	1,400	94,640
Becton Dickinson and Co.	1,200	105,672
Cie Generale d’Optique Essilor International SA	390	40,146
Coloplast A/S	350	18,254
Covidien PLC	1,500	95,355
Fresenius SE & Co. KGaA	224	27,486
Getinge AB	730	21,964
Intuitive Surgical, Inc. (b)	200	101,978
Medtronic, Inc.	2,100	94,416
Stryker Corp.	1,700	108,596

Company	Shares	U.S. $ Value
Terumo Corp.	500	$21,926

		838,561

Health Care Providers & Services - 0.1%
CIGNA Corp.	800	46,768
Express Scripts Holding Co. (b)	1,600	91,056
Fresenius Medical Care AG & Co. KGaA	1,140	78,130
McKesson Corp.	1,000	106,130
UnitedHealth Group, Inc.	2,100	112,245
WellPoint, Inc.	1,400	87,052

		521,381

Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.	1,500	110,700

Pharmaceuticals - 0.7%
AbbVie, Inc.	3,200	118,144
Allergan, Inc./United States	900	97,578
Astellas Pharma, Inc.	900	48,616
AstraZeneca PLC	2,560	116,084
Bayer AG	1,630	160,978
Bristol-Myers Squibb Co.	3,400	125,698
Chugai Pharmaceutical Co., Ltd.	1,100	23,787
Daiichi Sankyo Co., Ltd.	1,400	25,039
Eisai Co., Ltd.	500	22,266
Eli Lilly & Co.	2,100	114,786
GlaxoSmithKline PLC	9,880	217,723
Johnson & Johnson	5,400	410,994
Merck & Co., Inc.	6,100	260,653
Mitsubishi Tanabe Pharma Corp.	2,000	28,350
Novartis AG	4,530	306,763
Novo Nordisk A/S-Class B	800	139,867
Ono Pharmaceutical Co., Ltd.	200	10,614
Orion Oyj	500	14,799
Otsuka Holdings Co., Ltd.	700	22,424
Pfizer, Inc.	15,000	410,550
Roche Holding AG	1,380	315,755
Sanofi	2,340	220,984
Shionogi & Co., Ltd.	700	14,262
Shire PLC	2,000	62,576
Taisho Pharmaceutical Holdings Co., Ltd.	300	20,662
Takeda Pharmaceutical Co., Ltd.	1,600	82,698
Teva Pharmaceutical Industries Ltd.	1,860	69,645
UCB SA	210	12,128
Valeant Pharmaceuticals International, Inc. (b)	900	60,698

		3,535,121

		5,740,206

Energy - 1.1%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc.	1,900	85,158
Fugro NV	280	13,306
Halliburton Co.	2,500	103,775
National Oilwell Varco, Inc.	1,100	74,943
Schlumberger Ltd.	2,600	202,410
Seadrill Ltd.	750	27,349
Subsea 7 SA	740	17,476
Technip SA	280	30,256

Company	Shares	U.S. $ Value
Tenaris SA	1,780	$36,510
Transocean Ltd.	2,830	149,182

		740,365

Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.	1,200	95,496
Apache Corp.	1,000	74,270
BG Group PLC	6,690	117,968
BP PLC	37,480	251,323
Canadian Natural Resources Ltd.	2,200	67,243
Cenovus Energy, Inc.	1,500	48,567
Chevron Corp.	4,000	468,600
ConocoPhillips	2,400	139,080
Crescent Point Energy Corp.	1,200	45,673
Devon Energy Corp.	1,500	81,390
Enbridge, Inc.	1,500	66,880
EnCana Corp.	2,300	41,372
ENI SpA	5,010	114,026
EOG Resources, Inc.	800	100,568
Exxon Mobil Corp.	9,400	841,770
Galp Energia SGPS SA	460	7,087
Hess Corp.	1,500	99,750
Husky Energy, Inc.	1,800	55,348
Imperial Oil Ltd.	1,100	45,739
Inpex Corp.	4	21,233
JX Holdings, Inc.	4,000	24,377
Kinder Morgan, Inc./Delaware	2,500	92,675
Lundin Petroleum AB (b)	550	12,452
Marathon Oil Corp.	2,900	97,150
Marathon Petroleum Corp.	1,600	132,608
Nexen, Inc. (Toronto) (d)(e)	2,100	57,609
Occidental Petroleum Corp.	1,600	131,728
OMV AG	290	12,596
Origin Energy Ltd.	3,970	49,169
Phillips 66	1,900	119,624
Repsol SA	1,610	34,247
Royal Dutch Shell PLC-Class A	7,280	239,109
Royal Dutch Shell PLC-Class B	5,210	175,320
Spectra Energy Corp.	3,000	87,120
Statoil ASA	2,200	54,614
Suncor Energy, Inc. (Toronto)	3,100	93,939
Talisman Energy, Inc.	4,000	50,230
TonenGeneral Sekiyu KK	2,000	19,840
Total SA	4,190	209,189
TransCanada Corp.	1,400	65,218
Tullow Oil PLC	2,830	51,983
Valero Energy Corp.	1,400	63,826
Williams Cos., Inc. (The)	2,500	86,775
Woodside Petroleum Ltd.	1,870	71,350

		4,816,131

		5,556,496

Materials - 0.6%
Chemicals - 0.3%
Agrium, Inc. (Toronto)	500	51,777
Air Liquide SA	620	75,245
Air Products & Chemicals, Inc.	600	51,804
Akzo Nobel NV	580	36,917

Company	Shares	U.S. $ Value
Asahi Kasei Corp.	4,000	$23,628
BASF SE	1,810	169,989
Dow Chemical Co. (The)	3,000	95,160
Ecolab, Inc.	1,300	99,515
EI du Pont de Nemours & Co.	1,800	86,220
Israel Chemicals Ltd.	1,120	14,438
Kuraray Co., Ltd.	2,000	27,193
Linde AG	490	88,696
LyondellBasell Industries NV	1,600	93,792
Mitsubishi Chemical Holdings Corp.	5,500	25,790
Monsanto Co.	1,100	111,133
Mosaic Co. (The)	1,600	93,664
Nitto Denko Corp.	500	29,335
Novozymes A/S	520	18,137
Potash Corp. of Saskatchewan, Inc.	1,700	68,214
PPG Industries, Inc.	800	107,728
Praxair, Inc.	800	90,440
Shin-Etsu Chemical Co., Ltd.	800	49,183
Solvay SA	150	21,366
Sumitomo Chemical Co., Ltd.	8,000	23,616
Syngenta AG	350	148,535
Toray Industries, Inc.	4,000	24,607
Umicore SA	180	8,970
Yara International ASA	540	25,747

		1,760,839

Construction Materials - 0.0%
CRH PLC	1,420	30,873
Fletcher Building Ltd.	1,350	10,194
Lafarge SA	630	42,294

		83,361

Metals & Mining - 0.3%
Anglo American PLC	3,930	113,879
ArcelorMittal (Euronext Amsterdam)	2,410	36,082
Barrick Gold Corp.	2,000	60,645
BHP Billiton Ltd.	6,350	237,732
BHP Billiton PLC	4,160	131,273
Boliden AB	90	1,520
Fortescue Metals Group Ltd.	13,680	65,358
Freeport-McMoRan Copper & Gold, Inc.	2,100	67,032
Glencore International PLC	70	410
Goldcorp, Inc.	1,600	52,224
JFE Holdings, Inc.	1,600	34,257
Kinross Gold Corp.	5,100	38,822
Newcrest Mining Ltd.	2,330	53,415
Newmont Mining Corp.	1,600	64,464
Nippon Steel & Sumitomo Metal Corp.	15,000	40,608
Rio Tinto Ltd.	1,150	78,262
Rio Tinto PLC	2,640	141,167
Silver Wheaton Corp.	1,300	41,222
Sumitomo Metal Mining Co., Ltd.	2,000	31,487
Teck Resources Ltd.	1,700	52,636
ThyssenKrupp AG (b)	1,900	42,693
Voestalpine AG	210	7,066
Xstrata PLC	7,530	132,163
Yamana Gold, Inc.	2,700	39,744

		1,564,161

Company	Shares	U.S. $ Value
Paper & Forest Products - 0.0%
UPM-Kymmene Oyj	1,620	$18,870

		3,427,231

Telecommunication Services - 0.4%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	11,700	420,147
BCE, Inc.	1,200	54,097
Belgacom SA	530	14,787
Bezeq The Israeli Telecommunication Corp., Ltd.	8,820	11,286
BT Group PLC	17,670	71,718
CenturyLink, Inc.	2,300	79,741
Deutsche Telekom AG	5,530	59,262
Elisa Oyj	510	10,736
France Telecom SA	4,620	44,560
Koninklijke KPN NV	2,500	8,489
Nippon Telegraph & Telephone Corp.	900	41,123
Portugal Telecom SGPS SA	1,230	6,213
Singapore Telecommunications Ltd.	16,000	44,097
Telecom Corp. of New Zealand Ltd.	3,730	7,464
Telecom Italia SpA (ordinary shares)	28,930	21,275
Telefonica SA	7,940	103,636
Telekom Austria AG	620	4,097
Telenor ASA	1,420	30,531
TeliaSonera AB	4,260	29,165
Telstra Corp., Ltd.	8,580	40,160
Verizon Communications, Inc.	5,700	265,221
Vivendi SA	2,290	48,036

		1,415,841

Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. (b)	1,100	76,780
KDDI Corp.	530	39,806
Millicom International Cellular SA	240	18,803
NTT DoCoMo, Inc.	30	46,380
Rogers Communications, Inc.	600	28,497
Softbank Corp.	2,000	74,077
Vodafone Group PLC	97,210	243,822

		528,165

		1,944,006

Utilities - 0.3%
Electric Utilities - 0.2%
American Electric Power Co., Inc.	2,000	93,580
Cheung Kong Infrastructure Holdings Ltd.	2,000	13,095
Chubu Electric Power Co., Inc.	1,800	22,569
Chugoku Electric Power Co., Inc. (The)	1,700	21,368
CLP Holdings Ltd.	3,500	30,122
Contact Energy Ltd. (b)	910	4,052
Duke Energy Corp.	1,400	96,950
EDP-Energias de Portugal SA	3,760	11,246
Electricite de France SA	1,300	24,529
Enel SpA	12,970	46,811
Exelon Corp.	2,400	74,376
FirstEnergy Corp.	2,000	78,960
Fortis, Inc.	800	26,112
Fortum Oyj	880	16,748
Iberdrola SA	11,780	58,128

Company	Shares		U.S. $ Value
Kansai Electric Power Co., Inc. (The)		2,800	$24,178
NextEra Energy, Inc.		1,200	86,244
Power Assets Holdings Ltd.		2,500	22,314
PPL Corp.		3,000	92,460
Southern Co. (The)		1,900	85,519
Verbund AG		210	4,363

			933,724

Gas Utilities - 0.0%
Hong Kong & China Gas Co., Ltd.		10,000	27,971
Osaka Gas Co., Ltd.		5,000	19,406
Snam SpA		6,800	32,198
Tokyo Gas Co., Ltd.		5,000	24,148

			103,723

Independent Power Producers & Energy Traders - 0.0%
Electric Power Development Co., Ltd.		103	2,645

Multi-Utilities - 0.1%
AGL Energy Ltd.		2,170	35,277
Centrica PLC		15,970	85,170
Consolidated Edison, Inc.		1,500	88,500
Dominion Resources, Inc./VA		1,700	95,200
E.ON SE		3,580	59,643
GDF Suez		2,520	47,568
National Grid PLC		10,690	118,106
PG&E Corp.		2,100	89,544
Public Service Enterprise Group, Inc.		1,400	45,626
RWE AG		1,020	37,391

			702,025

			1,742,117

Total Common Stocks (cost $49,199,582)			53,370,341

	Principal Amount (000)
CORPORATES - INVESTMENT GRADES - 6.2%
Industrial - 2.8%
Basic - 0.2%
Alcoa, Inc.
5.40%, 4/15/21	U.S.$	215	225,959
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		230	242,988
Dow Chemical Co. (The)
4.125%, 11/15/21		55	59,423
5.25%, 11/15/41		55	59,173
7.60%, 5/15/14		60	64,886
8.55%, 5/15/19		177	238,911
Vale SA
5.625%, 9/11/42		415	430,704

			1,322,044

Capital Goods - 0.2%
Embraer SA
5.15%, 6/15/22		111	121,711

	Principal Amount (000)		U.S. $ Value
Owens Corning
6.50%, 12/01/16	U.S.$	353	$398,397
Republic Services, Inc.
5.25%, 11/15/21		218	253,688
5.50%, 9/15/19		153	181,987

			955,783

Communications - Media - 0.5%
CBS Corp.
3.375%, 3/01/22		111	112,406
5.75%, 4/15/20		96	113,198
8.875%, 5/15/19		174	233,461
Comcast Corp.
5.15%, 3/01/20		95	112,132
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22		220	220,867
4.60%, 2/15/21		175	187,770
4.75%, 10/01/14		80	84,800
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (f)		365	394,200
News America, Inc.
6.15%, 3/01/37-2/15/41		276	331,626
Omnicom Group, Inc.
3.625%, 5/01/22		125	127,311
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		290	377,933
WPP Finance UK
8.00%, 9/15/14		323	355,744

			2,651,448

Communications - Telecommunications - 0.3%
AT&T, Inc.
3.00%, 2/15/22		115	116,917
4.45%, 5/15/21		225	254,329
British Telecommunications PLC
2.00%, 6/22/15		330	338,325
5.95%, 1/15/18		115	137,281
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (f)		370	376,771
Telefonica Emisiones SAU
5.462%, 2/16/21		140	147,591
Vodafone Group PLC
6.15%, 2/27/37		285	343,686

			1,714,900

Consumer Cyclical - Automotive - 0.1%
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (f)		323	350,214

Consumer Cyclical - Entertainment - 0.0%
Viacom, Inc.
5.625%, 9/15/19		80	95,492

Consumer Cyclical - Other - 0.1%
Host Hotels & Resorts LP
5.25%, 3/15/22		145	160,973

	Principal Amount (000)		U.S. $ Value
Marriott International, Inc./DE
3.00%, 3/01/19	U.S.$	327	$343,707

			504,680

Consumer Non-Cyclical - 0.3%
Actavis, Inc.
3.25%, 10/01/22		150	151,229
Ahold Finance USA LLC
6.875%, 5/01/29		325	420,027
Bunge Ltd. Finance Corp.
5.875%, 5/15/13		415	418,629
Kroger Co. (The)
3.40%, 4/15/22		297	304,833
Tyson Foods, Inc.
4.50%, 6/15/22		187	202,904

			1,497,622

Energy - 0.5%
Encana Corp.
3.90%, 11/15/21		435	459,018
Marathon Petroleum Corp.
3.50%, 3/01/16		63	67,265
5.125%, 3/01/21		239	278,196
Nabors Industries, Inc.
9.25%, 1/15/19		302	384,048
Noble Energy, Inc.
8.25%, 3/01/19		355	464,377
Noble Holding International Ltd.
4.90%, 8/01/20		41	45,568
Phillips 66
4.30%, 4/01/22		370	407,701
Transocean, Inc.
2.50%, 10/15/17		184	186,308
Valero Energy Corp.
6.125%, 2/01/20		207	250,835
Weatherford International Ltd./Bermuda
5.125%, 9/15/20		55	59,403
9.625%, 3/01/19		280	367,471

			2,970,190

Technology - 0.2%
Agilent Technologies, Inc.
5.00%, 7/15/20		81	91,523
Hewlett-Packard Co.
4.65%, 12/09/21		167	171,366
Intel Corp.
4.80%, 10/01/41		105	112,003
Motorola Solutions, Inc.
7.50%, 5/15/25		90	113,777
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		405	418,358

			907,027

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.25%, 10/01/14		357	379,229

	Principal Amount (000)		U.S. $ Value
Transportation-Railroads - 0.1%
CSX Corp.
4.75%, 5/30/42	U.S.$	350	$364,124

Transportation-Services - 0.2%
Asciano Finance Ltd.
3.125%, 9/23/15 (f)		440	453,153
Con-way, Inc.
6.70%, 5/01/34		147	154,902
Ryder System, Inc.
5.85%, 11/01/16		164	187,718
7.20%, 9/01/15		147	167,247

			963,020

			14,675,773

Financial Institutions - 2.4%
Banking - 1.5%
Bank of America Corp.
5.625%, 7/01/20		170	198,913
5.70%, 1/24/22		425	502,701
5.875%, 2/07/42		365	443,825
Barclays Bank PLC
5.125%, 1/08/20		260	297,948
Citigroup, Inc.
5.375%, 8/09/20		192	225,394
Countrywide Financial Corp.
6.25%, 5/15/16		143	159,415
DNB Bank ASA
3.20%, 4/03/17 (f)		365	388,298
Fifth Third Bancorp
3.50%, 3/15/22		141	147,081
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22		145	170,113
6.00%, 6/15/20		365	435,359
Series G
7.50%, 2/15/19		400	505,739
HSBC Holdings PLC
4.00%, 3/30/22		385	414,478
5.10%, 4/05/21		223	259,727
ING Bank NV
2.00%, 9/25/15 (f)		415	422,889
JPMorgan Chase & Co.
4.50%, 1/24/22		200	222,616
Macquarie Bank Ltd.
5.00%, 2/22/17 (f)		73	80,275
Macquarie Group Ltd.
4.875%, 8/10/17 (f)		147	158,598
Morgan Stanley
5.50%, 7/28/21		208	238,718
6.625%, 4/01/18		390	464,093
Series G
5.50%, 7/24/20		160	183,487
Nationwide Building Society
6.25%, 2/25/20 (f)		425	500,217
PNC Funding Corp.
5.125%, 2/08/20		190	223,405

	Principal Amount (000)		U.S. $ Value
Societe Generale SA
2.50%, 1/15/14 (f)	U.S.$	140	$141,596
UBS AG/Stamford CT
7.625%, 8/17/22		330	368,289
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (f)		235	238,284
Vesey Street Investment Trust I
4.404%, 9/01/16		101	109,257
Wachovia Corp.
5.50%, 5/01/13		410	413,301

			7,914,016

Finance - 0.1%
General Electric Capital Corp.
4.65%, 10/17/21		146	164,783
SLM Corp.
7.25%, 1/25/22		160	176,240

			341,023

Insurance - 0.7%
Allied World Assurance Co., Ltd.
7.50%, 8/01/16		165	194,442
American International Group, Inc.
4.875%, 6/01/22		75	85,053
6.40%, 12/15/20		340	422,899
Coventry Health Care, Inc.
5.95%, 3/15/17		130	151,354
6.30%, 8/15/14		260	279,093
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (f)		247	334,623
Hartford Financial Services Group, Inc.
4.00%, 3/30/15		120	126,397
5.50%, 3/30/20		207	241,778
Humana, Inc.
7.20%, 6/15/18		355	434,597
Lincoln National Corp.
8.75%, 7/01/19		172	232,670
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (f)		130	201,633
MetLife Capital Trust IV
7.875%, 12/15/37 (f)		260	321,100
MetLife, Inc.
7.717%, 2/15/19		158	206,299
Nationwide Mutual Insurance Co.
5.81%, 12/15/24 (f)		493	493,000
WellPoint, Inc.
3.30%, 1/15/23		148	149,746
XL Group PLC
5.25%, 9/15/14		68	71,956

			3,946,640

Other Finance - 0.1%
ORIX Corp.
4.71%, 4/27/15		272	291,321

	Principal Amount (000)		U.S. $ Value
REITS - 0.0%
Healthcare Realty Trust, Inc.
5.75%, 1/15/21	U.S.$	230	$257,929

			12,750,929

Utility - 0.9%
Electric - 0.4%
Constellation Energy Group, Inc.
5.15%, 12/01/20		69	78,571
FirstEnergy Corp.
7.375%, 11/15/31		395	469,012
MidAmerican Energy Holdings Co.
6.125%, 4/01/36		300	376,640
Nisource Finance Corp.
6.80%, 1/15/19		355	434,217
Pacific Gas & Electric Co.
4.50%, 12/15/41		140	149,946
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (f)		385	395,495
TECO Finance, Inc.
4.00%, 3/15/16		135	145,419
5.15%, 3/15/20		160	185,072

			2,234,372

Natural Gas - 0.5%
DCP Midstream LLC
5.35%, 3/15/20 (f)		181	199,472
Energy Transfer Partners LP
6.70%, 7/01/18		370	446,524
Enterprise Products Operating LLC
5.20%, 9/01/20		63	73,950
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		362	383,934
4.15%, 3/01/22		116	124,193
ONEOK, Inc.
4.25%, 2/01/22		360	383,675
Talent Yield Investments Ltd.
4.50%, 4/25/22 (f)		370	405,443
TransCanada PipeLines Ltd.
6.35%, 5/15/67		405	432,338
Williams Partners LP
5.25%, 3/15/20		293	334,730

			2,784,259

			5,018,631

Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
Petrobras International Finance Co.-Pifco
5.75%, 1/20/20		330	366,321

Total Corporates - Investment Grades (cost $29,596,074)			32,811,654

	Principal Amount (000)		U.S. $ Value
AGENCIES - 3.3%
Agency Debentures - 3.3%
Federal Farm Credit Bank
0.253%, 4/26/13	U.S.$	5,845	$5,846,222
0.263%, 6/26/13		2,700	2,701,148
Federal Home Loan Mortgage Corp.
2.375%, 1/13/22		1,706	1,772,102
Federal National Mortgage Association
6.25%, 5/15/29		2,651	3,752,742
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		3,475	3,068,463

Total Agencies (cost $15,881,603)			17,140,677

	Shares
INVESTMENT COMPANIES - 2.0%
Funds and Investment Trusts - 2.0%
iShares FTSE A50 China Index ETF (cost $9,722,480)		7,034,600	10,358,339

	Principal Amount (000)
MORTGAGE PASS-THROUGHS - 1.4%
Agency Fixed Rate 30-Year - 1.4%
Federal National Mortgage Association
3.00%, TBA	U.S.$	3,710	3,841,009
3.50%, TBA		3,100	3,277,766

Total Mortgage Pass-Throughs (cost $7,083,847)			7,118,775

CORPORATES - NON-INVESTMENT GRADES - 0.3%
Industrial - 0.3%
Basic - 0.1%
LyondellBasell Industries NV
5.75%, 4/15/24		400	465,000

Capital Goods - 0.1%
B/E Aerospace, Inc.
5.25%, 4/01/22		220	228,250
Ball Corp.
5.00%, 3/15/22		220	229,350

			457,600

Consumer Cyclical - Other - 0.1%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22		220	231,275

Consumer Cyclical - Retailers - 0.0%
Dollar General Corp.
4.125%, 7/15/17		69	72,968

	Principal Amount (000)		U.S. $ Value
Energy - 0.0%
Cimarex Energy Co.
5.875%, 5/01/22	U.S.$	108	$115,290

			1,342,133

Financial Institutions - 0.0%
Other Finance - 0.0%
Aviation Capital Group Corp.
7.125%, 10/15/20 (f)		192	212,566

Utility - 0.0%
Electric - 0.0%
CMS Energy Corp.
5.05%, 3/15/22		119	133,912

Total Corporates - Non-Investment Grades (cost $1,550,358)			1,688,611

	Shares
PREFERRED STOCKS - 0.3%
Financials - 0.3%
Real Estate Investment Trusts (REITs) - 0.3%
Hersha Hospitality Trust
6.875%
(cost $1,500,000)		60,000	1,500,000

	Principal Amount (000)
QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
Kazakhstan - 0.1%
KazMunaiGaz Finance Sub BV
7.00%, 5/05/20 (f)	U.S.$	301	364,962

Malaysia - 0.1%
Petronas Capital Ltd.
5.25%, 8/12/19 (f)		435	511,299

Total Quasi-Sovereigns (cost $734,192)			876,261

	Contracts
OPTIONS PURCHASED - PUTS - 0.0%
Options on Forward Contracts - 0.0%
EUR/RUB Expiration: Mar 2013, Exercise Price: $ 40.00 (b)(g) (cost $271,080)		32,779,000	187,269

	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 3.6%
Investment Companies - 3.6%
AllianceBernstein Fixed-Income Shares Inc,.- Government STIF Portfolio, 0.12% (h) (cost $18,789,588)	18,789,588	$18,789,588

Total Investments Before Security Lending Collateral for Securities Loaned - 99.7% (cost $517,156,510)		524,761,478

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%
Investment Companies - 0.0%
AllianceBernstein Exchange Reserves-Class I, 0.10% (h) (cost $161,926)	161,926	161,926

Total Investments - 99.7% (cost $517,318,436) (i)		524,923,404
Other assets less liabilities - 0.3% (j)		1,391,890

Net Assets - 100.0%		$526,315,294

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canada Govt Bond Futures	313	June 2013	$40,195,831	$40,661,925	$466,094
10 Yr JGB Mini Futures	268	March 2013	41,758,759	41,921,804	163,045
Australian T-Bond 10 Yr Futures	132	March 2013	16,532,336	16,536,697	4,361
German Euro Bund Futures	215	March 2013	40,629,054	40,697,699	68,645
MSCI EAFE Mini Index Futures	349	March 2013	28,684,979	28,947,805	262,826
MSCI Emerging Market Mini Futures	329	March 2013	17,415,240	17,237,955	(177,285)
S&P 500 E Mini Index Futures	84	March 2013	6,413,337	6,355,860	(57,477)
S&P TSE 60 Index Futures	22	March 2013	3,080,971	3,147,520	66,549
Topix Index Futures	102	March 2013	10,569,084	10,685,295	116,211
U.S. T-Note 10 Yr Futures	228	June 2013	29,811,333	29,992,688	181,355
UK Long Gilt Bond Futures	228	June 2013	39,798,129	40,361,604	563,475
Sold Contracts
10 Yr Canada Govt Bond Futures	263	June 2013	33,773,413	34,166,410	(392,997)
Euro Oat Futures	185	March 2013	32,424,751	32,651,989	(227,238)
German Euro Bobl Futures	23	March 2013	3,805,066	3,830,926	(25,860)
German Euro Bund Futures	147	March 2013	27,535,845	27,825,868	(290,023)
Italian Govt Euro Btp Bond Futures	112	March 2013	16,218,884	16,020,032	198,852

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2013	Unrealized Appreciation/ (Depreciation)
U.S. T-Note 10 Yr Futures	614	June 2013	$80,279,530	$80,769,781	$(490,251)

					$430,282

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	NOK	143,399	USD	25,736	3/07/13	$759,391
Barclays Bank PLC Wholesale	SEK	154,552	USD	23,687	3/07/13	(208,092)
Barclays Bank PLC Wholesale	USD	195	NZD	233	3/08/13	(2,136)
Barclays Bank PLC Wholesale	USD	415	CAD	416	3/15/13	(11,233)
BNP Paribas SA	SEK	1,163	USD	180	3/07/13	538
BNP Paribas SA	USD	505	CAD	500	3/15/13	(20,450)
Brown Brothers Harriman & Co.	USD	222	CAD	223	3/15/13	(6,018)
Citibank, NA	NZD	30,626	USD	25,661	3/08/13	348,794
Citibank, NA	USD	14,828	JPY	1,248,760	3/15/13	(1,354,519)
Deutsche Bank AG London	SEK	1,071	USD	167	3/07/13	1,249
Deutsche Bank AG London	USD	276	SEK	1,743	3/07/13	(6,435)
Deutsche Bank AG London	AUD	383	USD	396	3/08/13	5,357
Deutsche Bank AG London	NZD	351	USD	289	3/08/13	(1,360)
Deutsche Bank AG London	USD	616	EUR	470	4/11/13	(2,291)
Goldman Sachs Capital Markets LP	USD	159	NOK	879	3/07/13	(5,517)
Goldman Sachs Capital Markets LP	AUD	23,902	USD	25,133	3/08/13	726,395
Goldman Sachs Capital Markets LP	EUR	93,239	USD	121,903	4/11/13	141,118
Goldman Sachs Capital Markets LP	USD	668	EUR	511	4/11/13	(166)
HSBC Bank USA	CAD	12,270	USD	12,040	3/14/13	145,167
Royal Bank of Canada	CAD	19,654	USD	19,547	3/14/13	493,575
Royal Bank of Canada	CAD	820	USD	829	3/15/13	33,789
Royal Bank of Canada	USD	1,165	CAD	1,153	3/15/13	(47,338)
Royal Bank of Canada	USD	1,576	CAD	1,605	6/13/13	(23,372)
Royal Bank of Scotland PLC	TRY	37,283	USD	20,983	3/14/13	289,954
Royal Bank of Scotland PLC	JPY	1,248,760	USD	14,521	3/15/13	1,047,775
State Street Bank & Trust Co.	NOK	1,879	USD	336	3/07/13	8,965
State Street Bank & Trust Co.	SEK	1,005	USD	159	3/07/13	3,951
State Street Bank & Trust Co.	USD	290	NOK	1,587	3/07/13	(13,173)
State Street Bank & Trust Co.	USD	230	SEK	1,460	3/07/13	(4,236)
State Street Bank & Trust Co.	USD	247	AUD	238	3/08/13	(4,070)
State Street Bank & Trust Co.	USD	169	NZD	202	3/08/13	(1,572)
State Street Bank & Trust Co.	TRY	1,825	USD	1,026	3/14/13	13,128
State Street Bank & Trust Co.	USD	5,553	TRY	10,013	3/14/13	4,938
State Street Bank & Trust Co.	USD	495	CAD	494	3/15/13	(16,318)
UBS AG	USD	247	SEK	1,572	3/07/13	(4,344)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
UBS AG	CAD	318	USD	318	3/15/13	$10,000
Westpac Banking Corp.	USD	217	NZD	258	3/08/13	(3,762)

						$2,297,682

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
EUR/RUB (g) (Premiums Received $120,406)	16,390,000	$40.00	March 2013	$(93,637)

INTEREST RATE SWAP CONTRACTS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	NZD	4,590	12/12/22	3 Month LIBOR	3.72%	$(90,787)
Barclays Bank PLC	NOK	12,150	11/23/22	6 Month NIBOR	3.198%	(10,124)
Barclays Bank PLC	NZD	4,240	11/30/22	3 Month LIBOR	3.673%	(72,330)
Barclays Bank PLC	SEK	16,660	11/30/22	3 Month STIBOR	2.043%	(51,588)
Barclays Bank PLC	NOK	6,820	1/2/23	6 Month NIBOR	3.128%	(14,320)
Citibank, NA		4,970	11/19/22	6 Month NIBOR	3.125%	(9,363)
Citibank, NA	SEK	19,750	11/19/22	3 Month STIBOR	2.023%	(65,171)
Citibank, NA	NZD	3,940	11/23/22	3 Month LIBOR	3.715%	(53,617)
Citibank, NA	SEK	13,600	11/23/22	3 Month STIBOR	2.085%	(33,131)
Citibank, NA	NOK	16,180	11/30/22	6 Month NIBOR	3.12%	(33,539)
Citibank, NA	SEK	27,760	12/12/22	3 Month STIBOR	1.993	(122,772)
Citibank, NA	NZD	2,800	1/3/23	3 Month LIBOR	3.75%	(52,402)
Goldman Sachs Bank USA	NOK	22,820	12/12/22	6 Month NIBOR	3.05%	(72,711)
Morgan Stanley Capital Services LLC	NZD	3,960	10/24/22	3 Month LIBOR	3.67%	(62,794)
Morgan Stanley Capital Services LLC	NOK	24,600	10/24/22	6 Month NIBOR	3.255%	7,921
Morgan Stanley Capital Services LLC	SEK	32,080	10/24/22	3 Month STIBOR	2.185%	(28,381)

						$(765,109)

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at February 28, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC
iTraxx- EUROPE Series 18 5 Year Index, 12/20/17*	1.00%	1.17%	EUR 1,220	$(8,935)	$(12,090)	$3,155
iTraxx- XOVER Series 18 5 Year Index, 12/20/17*	5.00	4.48	240	9,768	(2,047)	11,815
Goldman Sachs Bank USA
iTraxx- XOVER Series 18 5 Year Index, 12/20/17*	5.00	4.48	1,880	76,622	69,094	7,528
JPMorgan Chase Bank, N.A.
iTraxx- XOVER Series 18 5 Year Index, 12/20/17*	5.00	4.48	520	21,154	2,118	19,036

				$98,609	$57,075	$41,534

*	Termination date

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $861,385.
(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	Illiquid security.
(e)	Fair valued by the Adviser.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the aggregate market value of these securities amounted to $6,944,088 or 1.3% of net assets.
(g)	One contract relates to 1 share.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of February 28, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,218,092 and gross unrealized depreciation of investments was $(4,613,124), resulting in net unrealized appreciation of $7,604,968.
(j)	An amount of U.S. $7,462,686 has been segregated to collateralize margin requirements for the open futures contracts at February 28, 2013.

Currency Abbreviation:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
NOK	-	Norwegian Krone

NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
TRY	-	Turkish Lira
USD	-	United States Dollar

Glossary:

FTSE	-	Financial Times Stock Exchange
LIBOR	-	London Interbank Offered Rates
NIBOR	-	Norwegian Interbank Offered Rate
REG	-	Registered Shares
STIBOR	-	Stockholm Interbank Offered Rate
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

COUNTRY BREAKDOWN*

February 28, 2013 (unaudited)

39.4%	United States
11.2%	Germany
8.0%	France
6.5%	Canada
5.2%	Australia
4.8%	Norway
4.7%	New Zealand
4.7%	Sweden
4.6%	Italy
3.0%	Turkey
1.5%	United Kingdom
0.9%	Japan
0.5%	Switzerland
1.4%	Other
3.6%	Short-Term

100.0%	Total Investments

*	All data are as of February 28, 2013. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.3% or less in the following countries: Austria, Belgium, Brazil, China, Denmark, Finland, Greece, Hong Kong, Ireland, Israel, Kazakhstan, Macau, Malaysia, Netherlands, Portugal, Singapore, South Africa and Spain.

AllianceBernstein Global Risk Allocation Fund

February 28, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2013:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation - Linked Securities	$	– 0	–	$284,398,507		$	– 0	–	$284,398,507
Governments - Treasuries		– 0	–	96,521,456			– 0	–	96,521,456
Common Stocks:
Financials		5,319,145		5,607,244			– 0	–	10,926,389
Information Technology		5,239,641		1,032,924			– 0	–	6,272,565
Consumer Discretionary		3,577,010		2,448,400			– 0	–	6,025,410
Industrials		3,087,268		2,829,562			22,868		5,939,698
Consumer Staples		3,154,880		2,641,343			– 0	–	5,796,223
Health Care		3,502,417		2,237,789			– 0	–	5,740,206
Energy		3,816,534		1,739,962			– 0	–	5,556,496
Materials		1,366,236		2,060,995			– 0	–	3,427,231
Telecommunication Services		924,483		1,019,523			– 0	–	1,944,006
Utilities		953,071		789,046			– 0	–	1,742,117
Corporates - Investment Grades		– 0	–	32,811,654			– 0	–	32,811,654
Agencies		– 0	–	17,140,677			– 0	–	17,140,677
Investment Companies		10,358,339		– 0	–		– 0	–	10,358,339
Mortgage Pass-Throughs		– 0	–	7,118,775			– 0	–	7,118,775
Corporates - Non-Investment Grades		– 0	–	1,688,611			– 0	–	1,688,611
Preferred Stocks		1,500,000		– 0	–		– 0	–	1,500,000
Quasi-Sovereigns		– 0	–	876,261			– 0	–	876,261
Options Purchased - Puts		– 0	–	187,269			– 0	–	187,269
Short-Term Investments		18,789,588		– 0	–		– 0	–	18,789,588
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		161,926		– 0	–		– 0	–	161,926

Total Investments in Securities		61,750,538		463,149,998+			22,868		524,923,404
Other Financial Instruments*:
Assets:
Futures Contracts		1,975,202		116,211			– 0	–	2,091,413
Forward Currency Exchange Contracts		– 0	–	4,034,084			– 0	–	4,034,084
Interest Rate Swap Contracts		– 0	–	7,921			– 0	–	7,921
Credit Default Swap Contracts		– 0	–	41,534			– 0	–	41,534
Liabilities:
Futures Contracts		(1,661,131)		– 0	–		– 0	–	(1,661,131)
Forward Currency Exchange Contracts		– 0	–	(1,736,402)			– 0	–	(1,736,402)
Put Options Written		– 0	–	(93,637)			– 0	–	(93,637)
Interest Rate Swap Contracts		– 0	–	(773,030)			– 0	–	(773,030)

Total^		$62,064,609		$464,746,679			$22,868		$526,834,156

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Industrials			Preferred Stocks		Asset-Backed Securities
Balance as of 11/30/12	$	– 0	–	$1,041		$1,196
Accrued discounts/(premiums)		– 0	–	– 0	–	– 0	–
Realized gain (loss)		– 0	–	5		(493,089)
Change in unrealized appreciation/depreciation		(293)		(5)		493,178
Purchases		– 0	–	– 0	–	– 0	–

	Industrials		Preferred Stocks			Asset-Backed Securities
Sales	– 0	–		(1,041)			(1,285)
Transfers in to Level 3	23,161			– 0	–		– 0	–
Transfers out of Level 3	– 0	–		– 0	–		– 0	–

Balance as of 2/28/13+	$22,868		$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 2/28/13	$(293)		$	– 0	–	$	– 0	–

	Total

Balance as of 11/30/12	$2,237
Accrued discounts/(premiums)	– 0	–
Realized gain (loss)	(493,084)
Change in unrealized appreciation/depreciation	492,880
Purchases	– 0	–
Sales	(2,326)
Transfers in to Level 3	23,161
Transfers out of Level 3	– 0	–

Balance as of 2/28/13	$22,868

Net change in unrealized appreciation/depreciation from Investments held as of 2/28/13	$(293)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Risk Allocation Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 23, 2013